Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

Organization and Line of Business

EVmo, Inc. (the “Company”) was incorporated on June 21, 2016 under the laws of the state of Delaware originally as a limited liability company and subsequently changed to a C corporation. The Company was originally incorporated under the name of YayYo, Inc. and changed its name to Rideshare Rental, Inc. on September 11, 2020. On March 1, 2021, the Company changed its name from Rideshare Rental, Inc. to EVmo, Inc. The accompanying financial statements are retroactively restated to present the Company as a C corporation from June 21, 2016. The Company primarily rents vehicles to drivers for ridesharing Transportation Network Companies (“TNCs”) such as Uber and Lyft as well as drivers in the delivery gig-economy.

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (GAAP).

Risk and Uncertainties

On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic.” In response, numerous states and cities ordered their residents to cease traveling to non-essential jobs and to curtail all unnecessary travel, and similar restrictions were recommended by the federal government. Beginning in the first quarter of 2020, which saw the initial rapid spread of COVID-19, rideshare companies were severely and negatively impacted, as demand plummeted. Consequently, the Company experienced a decline in revenue during the first half of 2020, which had a negative impact on our cash flows, but we then saw a positive upward movement in revenue during the second half of 2020, which has continued into the early months of 2021. As of the date of this prospectus, several vaccinations for COVID-19 have received emergency-use authorization from the Food and Drug Administration and many of the lockdown restrictions imposed by state and local governments have abated. Still, the pandemic has not yet ended, and there have been multiple waves where infections, hospitalizations, and deaths have sharply increased. Most recently, several variants of the original virus have been identified, and it is not yet known to what degree the authorized vaccinations provide resistance to these variants. We therefore cannot predict the ultimate impact that COVID-19 may have on our business this year, and possibly beyond.

Interim financial statements

The unaudited condensed consolidated financial statements are prepared by the Company, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The information furnished herein reflects all adjustments, consisting only of normal recurring adjustments, which in the opinion of management, are necessary to fairly state the Company’s financial position, the results of its operations, and cash flows for the periods presented. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America were omitted pursuant to such rules and regulations. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results expected for the year ending December 31, 2021.

Note 1 - Organization and Basis of Presentation

Organization and Line of Business

EVmo, Inc. (the “Company”) was incorporated on June 21, 2016 under the laws of the state of Delaware originally as a limited liability company and subsequently changed to a C corporation. The Company was originally incorporated under the name of YayYo, Inc. and changed its name to Rideshare Rental, Inc. on September 11, 2020. On March 1, 2021, the Company changed its name from Rideshare Rental, Inc. to EVmo, Inc. The accompanying financial statements are retroactively restated to present the Company as a C corporation from June 21, 2016. The Company rents vehicles to Uber and Lyft drivers and drivers in the gig-ecomony.

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (GAAP).

Risk and Uncertainties

In December 2019, a novel strain of coronavirus surfaced in China, which has and is continuing to spread throughout the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic.” In response, numerous states and cities ordered their residents to cease traveling to non-essential jobs and to curtail all unnecessary travel, and similar restrictions were recommended by the federal government. Beginning in the first quarter of 2020, which saw the initial rapid spread of COVID-19, rideshare companies were severely and negatively impacted, as demand plummeted. Consequently, the Company experienced a decline in revenue during the first half of 2020, which had a negative impact on our cash flows, but we then saw a positive upward movement in revenue during the second half of 2020, which has continued into the early months of 2021. As of the date of this prospectus, several vaccinations for COVID-19 have received emergency-use authorization from the Food and Drug Administration and many of the lockdown restrictions imposed by state and local governments have abated. Still, the pandemic has not yet ended, and there have been multiple waves where infections, hospitalizations, and deaths have sharply increased. Most recently, several variants of the original virus have been identified, and it is not yet known to what degree the authorized vaccinations provide resistance to these variants. We therefore cannot predict the ultimate impact that COVID-19 may have on our business this year, and possibly beyond.